FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL RISK MANAGEMENT
Schedule of financial liabilities measured at fair value

As at December 31, 2017:

	Level 1	Level 2	Level 3	Total
Financial liabilities at fair value through profit and loss
2017 Convertible Notes	$—	$—	$20,007,559	$20,007,559
Derivative warrant financial liability from financing	$—	$—	$36,829,030	$36,829,030

As at December 31, 2018:

	Level 1	Level 2	Level 3	Total
Financial liabilities at fair value through profit and loss
2017 Convertible Notes	$—	$—	$14,617,336	$14,617,336
Derivative warrant financial liability from financing	$—	$—	$190,303	$190,303

As at December 31, 2019:

	Level 1	Level 2	Level 3	Total
Financial liabilities at fair value through profit and loss
2017 Convertible Notes	$—	$—	$5,400,189	$5,400,189
2019 Convertible Notes	$—	$—	$9,265,480	$9,265,480

Schedule of carrying amounts of financial assets and financial liabilities

		December 31,	December 31,	December 31,
	Note	2019	2018	2017
Amortized cost
Cash and cash equivalents	6	$5,292,833	$9,242,809	$17,507,157
Accounts receivable	7	715,696	647,143	1,334,923
Restricted cash	11	462,874	439,736	478,260
		$6,471,403	$10,329,688	$19,320,340

Other financial liabilities at amortized cost
Accounts payable and accrued liabilities (current)	14	$7,794,456	$4,610,560	$1,844,955
Accrued liabilities (non-current)	14	1,186,601	2,241,979	—

Financial liabilities at fair value through profit and loss
2017 Convertible Notes (current)	17	$5,400,189	1,423,224	4,261,597
2019 Convertible Notes (current)	17	1,090,561	—	—
Derivative liability from financing (current)		—	—	19,997,345
2017 Convertible Notes (non-current)	17	—	13,194,112	15,745,962
2019 Convertible Notes (non-current)	17	8,174,919	—	—
Derivative warrant liability from financing (non-current)		—	190,303	16,831,685
		$23,646,726	$21,660,178	$58,681,544

Summary of ageing of trades payables

Trade payables were aged as follows as at December 31, 2019 and do not include accrued liabilities. All trades payables are current liabilities:

Total
Current	$1,534,577
31-60 days	825,097
Over 60 days	1,633,529
$3,993,203

Summary of analysis of the contractual maturities of the non-derivative accrued liabilities

The following is an analysis of the contractual maturities of the Company’s non-derivative accrued liabilities as at December 31, 2019:

	Within One Year	Between One and Two Years

Collaboration, license and settlement agreements (undiscounted)	$1,250,000	$1,250,000
	$1,250,000	$1,250,000